Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended									115 Months Ended	121 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2013	Nov. 30, 2012	May 31, 2004	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007	May 31, 2006	May 31, 2005	May 31, 2013	Nov. 30, 2013
Class of Stock [Line Items]
Net loss	$ 3,587,593	$ 1,908,486	$ 6,161,144	$ 4,723,652	$ 345,914	$ 9,568,301	$ 7,474,224	$ 3,719,688	$ 3,359,865	$ 1,306,004	$ 1,193,684	$ 2,610,070	$ 2,053,944	$ 777,083	$ 32,400,907	$ 38,562,054
Accumulated deficit	40,163,966		40,163,966			34,002,819									34,002,819	40,163,966
Working capital deficit	7,973,301		7,973,301			2,388,138									2,388,138	7,973,301
Estimated future unvested option forfeitures			0.00%			0.00%
Preferred Stock Shares authorized to be issued						5,000,000									5,000,000
Deferred offering costs	96,929		96,929			96,930	677,327								96,930	96,929
Common stock options and warrants to purchase	95,100		95,100			95,100	98,900								95,100	95,100
Common stock options and warrants to purchase			34,366,833	17,968,340		18,146,938	10,327,664								18,146,938
Face amount of notes	7,221,250		7,221,250			6,588,250									6,588,250	7,221,250
Additional common shares if convertible debt is converted to common stock			6,182,179			8,106,282
Unrecognized benefits	0	0	0	0		0	0								0	0
Direct costs associated with the convertible notes			120,000
Amortization of deferred offering costs	96,668		116,668													116,668
Deferred finance costs, current	3,332		3,332													3,332
Minimum
Class of Stock [Line Items]
Fixed conversion prices range						$ 0.65									$ 0.65
Maximum
Class of Stock [Line Items]
Fixed conversion prices range						$ 0.75									$ 0.75
Convertible Debt
Class of Stock [Line Items]
Face amount of notes	4,621,250		4,621,250			6,021,250									6,021,250	4,621,250
Equity Securities
Class of Stock [Line Items]
Deferred offering costs	2,084,000		2,084,000													2,084,000
Stock Rescission Liability
Class of Stock [Line Items]
Deferred offering costs	$ 97,000		$ 97,000			$ 97,000									$ 97,000	$ 97,000
Series B convertible preferred stock
Class of Stock [Line Items]
Common stock options and warrants to purchase	95,100		95,100			95,100									95,100	95,100
Common shares issued upon conversion of preferred stock			951,000			951,000
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Preferred Stock Shares authorized to be issued	400,000		400,000			400,000	400,000								400,000	400,000